Company Information and Operations - Additional Information (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Aug. 25, 2021 USD ($) $ / shares shares	Jul. 27, 2021 USD ($) $ / shares shares	Jun. 30, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 SFr / shares	Aug. 25, 2021 SFr / shares shares	Jul. 27, 2021 SFr / shares shares
Disclosure Of Company Information And Operations [Line Items]
Date of incorporation				Mar. 18, 2011
Consolidated financial statements approval date				Mar. 15, 2022
Share split of outstanding shares			0.05
Ordinary Shares
Disclosure Of Company Information And Operations [Line Items]
Shares issued, par value | (per share)				$ 0.05	SFr 0.05
Ordinary Shares | Initial Public Offering
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued | shares	13,519,493	13,000,000				13,519,493	13,000,000
Shares price per share | $ / shares		$ 18.00
Shares issued, par value | (per share)		$ 0.05					SFr 0.05
Net proceeds from IPO | $		$ 211.7
Preferred shares were converted into ordinary shares | shares		24,561,200					24,561,200
Preferred stock conversion ratio	1	1				1	1
Ordinary Shares | Private Placement
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued | shares		1,111,111					1,111,111
Shares price per share | $ / shares		$ 18.00
Shares issued, par value | (per share)		$ 0.05					SFr 0.05
Net proceeds from IPO | $		$ 19.6
Ordinary Shares | Underwriters
Disclosure Of Company Information And Operations [Line Items]
Number of shares issued | shares	519,493					519,493
Shares price per share | $ / shares	$ 18.00
Shares issued, par value | (per share)	$ 0.05					SFr 0.05
Net proceeds from IPO | $	$ 9.4
Net proceeds from issuance | $	$ 8.5
Interactive Biosoftware S.A.S.
Disclosure Of Company Information And Operations [Line Items]
Name				Interactive Biosoftware S.A.S.
Subsidiary location				France
Acquisition term				Interactive Biosoftware S.A.S., a wholly owned subsidiary located in France and acquired in 2018, was merged into SOPHiA GENETICS S.A.S. in 2020
SOPHiA GENETICS PTY LTD
Disclosure Of Company Information And Operations [Line Items]
Date of incorporation				Apr. 09, 2021
Name				SOPHiA GENETICS PTY LTD
Subsidiary location				Australia
SOPHiA GENETICS S.R.L.
Disclosure Of Company Information And Operations [Line Items]
Date of incorporation				May 27, 2021
Name				SOPHiA GENETICS S.R.L.
Subsidiary location				Italy